AMOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Accounts Payable and Accrued Liabilities
Amounts payable and accrued liabilities consist of the following:

(in thousands of U.S. dollars)	December 31, 2023	December 31, 2022

Trade payables and accrued liabilities	$44,480	$34,219
Accrued property taxes	59,650	52,936
AIP liability (Note 31)	10,599	10,327
Income taxes payable	693	11,650
Interest payable	26,510	24,731
Deferred income	618	801
Current portion of lease obligations (Note 27)	7,671	3,609
Total amounts payable and accrued liabilities	$150,221	$138,273